Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Fair Value Hierarchy of Liabilities

Fair Value Hierarchy of liabilities that are recognized and measured at fair value in the consolidated financial statements as of June 30, 2025 and 2024 are shown below (level 3 inputs are not applicable):

	Fair Value Measurement Using
	Level 1	Level 2
LIABILITIES
June 30, 2025:
Due to related party – recognized at fair value (1)	$—	$11,821

June 30, 2024:
Due to related party – recognized at fair value (1)	$—	$10,741

(1)	The amounts due to related party contain no interest provision. Any imputed interest is immaterial.

Schedule of Basic and Diluted Loss per Share

The table below presents the computation of the Successor’s basic and diluted loss per share for the years ended June 30, 2025 and 2024 and the period November 29, 2022 to June 30, 2023:

	Period July 1, 2024 to June 30, 2025		Period July 1, 2023 to June 30, 2024		Period November 29, 2022 to June 30, 2023
	Class A Common Shares	Class B Common Shares	Class A Common Shares	Class B Common Shares	Class A Common Shares	Class B Common Shares
Numerator:
Net loss	$(774,023)	$(774,023)	$(1,017,390)	$(1,017,390)	$(647,751)	$(647,751)
Net loss allocated between Class A and Class B common shares	(520,631)	(253,392)	(703,142)	(314,248)	(509,020)	(137,731)
Denominator:
Weighted average common shares outstanding — basic	9,400,000	4,575,000	9,400,000	4,201,052	9,607,009	2,618,341
Dilutive common share equivalents. See Note 1 below	-	-	-	-	-	-
Weighted average common shares outstanding — diluted	9,400,000	4,575,000	9,400,000	4,201,052	9,607,009	2,618,341
Net loss per share:
Basic	$(0.06)	$(0.06)	$(0.07)	$(0.07)	$(0.05)	$(0.05)
Diluted	$(0.06)	$(0.06)	$(0.07)	$(0.07)	$(0.05)	$(0.05)

The table below presents the computation of the Predecessor’s basic and diluted loss per share for the period July 1, 2022 to November 28, 2022:

For the Period July 1, 2022 to November 28, 2022
Numerator:
Net loss	$(2,312)
Denominator:
Weighted average capital shares outstanding—basic	800
Dilutive common share equivalents	-
Weighted average common shares outstanding—diluted	800
Net loss per share:
Basic	$(2.89)
Diluted	$(2.89)